Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Loss per share- basic and diluted	$ (0.33)	$ (0.79)	$ (0.64)
Net loss per share from continuing operations – basic and diluted (in Dollars per share)	(0.17)	(0.81)	(0.63)
Net (loss) income per share from discontinued operations	$ (0.16)	$ 0.02	$ (0.01)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares) (in Shares)	79,385,028	10,151,051	3,322,733